RESTRUCTURING	9 Months Ended
Sep. 30, 2017
RESTRUCTURING
RESTRUCTURING

13. RESTRUCTURING

On August 28, 2017, the Company implemented a strategic restructuring to refocus the Company’s efforts on re-opening enrollment for and completing the INSPIRE clinical trial. During the three months ended September 30, 2017, the Company recorded $738,000 in restructuring expenses, including employee severance benefits and related costs, as well as a write-off of certain fixed assets.  The Company expects to incur an additional $94,000 in general and administrative expenses and $67,000 in research and development expenses associated with this restructuring.

The following table summarizes the restructuring costs by category for the periods indicated:

	Three and Nine Months Ended September 30, 2017
	Cash	Non Cash (1)	Total
Research and development	$602,000	$41,000	$643,000
General and administrative	95,000	—	95,000
	$697,000	$41,000	$738,000

(1)

The non-cash restructuring expenses represent write-offs of certain fixed assets in connection with the restructuring. The write-offs were recorded as a charge to research and development expense on the statement of operations.

The following table summarizes the restructuring reserve for the periods indicated:

Three and Nine Months Ended
September 30, 2017
Restructuring reserve beginning balance	$—
Cash restructuring expenses incurred during the period	697,000
Amounts paid during the period	(348,000)
Restructuring reserve ending balance	$349,000